Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Summary of Disaggregation of Revenue From Contracts With Customers

	Note	December 31, 2024	December 31, 2023
Stream Arrangement	14(a)	$136,343	$—
Gold Prepay Transactions	14(b)	174,042	159,072
Gold purchase and sale arrangement	14(c)	72,667	75,061
Total deferred revenue		$383,052	$234,133

Classified and presented as:
Current(1)		$116,334	$39,598
Non-current		266,718	194,535
		$383,052	$234,133
(1)    The current portion of deferred revenue is based on the amounts of gold expected to be delivered within twelve months of the reporting date.
The following table summarizes the changes in the carrying amount of deferred revenue during the years ended December 31, 2024 and 2023:

	Note	Stream Arrangement (note 14(a))	Gold Prepay Transactions (note 14(b))	Gold purchase and sale arrangement (note 14(c))	Total
Balance – December 31, 2022		$—	$—	$—	$—
Prepayments received	14(b),(c)	—	150,000	75,000	225,000
Gold delivered	14(c)	—	—	(1,891)	(1,891)
Accretion expense		—	9,072	1,952	11,024
Balance – December 31, 2023		—	159,072	75,061	234,133
Assumed on Greenstone Acquisition	5	137,045	—	—	137,045
Gold delivered	14(a),(c)	(3,000)	—	(11,342)	(14,342)
Accretion expense		2,298	14,970	8,948	26,216
Balance – December 31, 2024		$136,343	$174,042	$72,667	$383,052
14.    DEFERRED REVENUE (CONTINUED)
Revenue from contracts with customers during the years ended December 31, 2024 and 2023 disaggregated by metal were as follows:

	2024	2023
Gold	$1,511,201	$1,086,139
Silver	2,919	2,052
Total revenue	$1,514,120	$1,088,191